STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
STOCK OPTIONS (Tables)
Summary of Stock option award
	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding December 31, 2017	5,710,000	$1.75	7.39
Expired	-	-	-
Granted	30,000	3.43	3.59
Outstanding December 31, 2018	5,740,000	$1.76	6.37
Expired	(10,000)	3.43	-
Granted	360,000	2.08	9.26
Outstanding December 31, 2019	6,090,000	$1.78	5.61
Expired	-	-	-
Not vested
Granted	410,000	2.34	8.94
Outstanding December 31, 2020	6,500,000	$1.81	4.87
Options exercisable	6,260,416	$1.79	4.70

Summary of Fair value of the options granted
Description	2020		2019	2018
Share price	$1.81~2.86		$2.08		$2.59~$3.39
Exercise price	$1.81~2.86		$2.08		$3.43
Risk-free interest rate	1.12%~1.67%		2.48%		2.74%~2.78%
Expected volatility	81.34%~106.56%		105.36%		149.99%~150.43%
Expected option life in years	4~10.	Yrs	10	Yrs	4	Yrs
Expected dividend yield	-		-		-